INTEREST EXPENSES (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTEREST EXPENSES
Interest expenses for margin financing - Due to banks	$ 74,397	$ 125,002	$ 45,545
Interest expenses for margin financing - Due to other licensed financial institutions	8,318	51,179	38,246
Interest expenses for securities borrowed - Due to clients	26,650	132,034	7,984
Interest expenses for securities borrowed - Due to brokers	183,138	18,624	13,853
Interest expenses for IPO financing - Due to banks		50,063	79,337
Interest expenses for IPO financing - Due to other parties			125
Total	$ 292,503	$ 376,902	$ 185,090